BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE
BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE
1.	BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE

These condensed consolidated interim financial statements for the six months ended June 30, 2026 have been prepared in accordance with IAS 34, Interim Financial Reporting, as issued by the IASB. They do not include all the information required for full annual financial statements and should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2025, included elsewhere in this prospectus.

The accounting policies applied in these condensed consolidated interim financial statements are consistent with those applied in the Company’s consolidated financial statements for the year ended December 31, 2025.

2.BASIS OF PRESENTATION

The financial statements as of and for the years ended December 31, 2025 and 2024 have been prepared on a consolidated basis.

These consolidated financial statements have been prepared on a going concern basis in conformity with International Financial Reporting Standards (“IFRS Accounting Standards”), as issued by the International Accounting Standards Board (“IASB”).

The legal entities which comprise the consolidated financial statements and its investments in joint ventures accounted for using the equity method are as follows:

	Country of
Name	incorporation	12/31/2025	12/31/2024
SCHMID Group N.V.	Netherlands	—%	—%
Gebr. SCHMID GmbH	Germany	100%	100%
SCHMID Systems, Inc.	USA	100%	100%
SCHMID Singapore Pte. Ltd.	Singapore	90%	90%
SCHMID Korea Co., Ltd	South Korea	100%	100%
SCHMID Asia Ltd.	Hong Kong	100%	100%
SCHMID Technology Guangdong Co., Ltd.(1)	China	84%	84%
SCHMID China Ltd.	Hong Kong	100%	100%
SCHMID Shenzhen Ltd.(2)	China	—%	100%
SCHMID (Kunshan) Co., Ltd.	China	100%	100%
SCHMID Taiwan Ltd.	Taiwan	86%	86%
SCHMID Automation (Zhuhai) Co., Ltd.	China	100%	100%
SCHMID Solar (Shenzhen) Ltd. 2)	China	100%	100%
SCHMID Trading (Zhongshan) Co. Ltd.	China	100%	100%
Pegasus Digital Mobility Acquisition Corp.	Cayman Islands	100%	100%
SCHMID Asia Pacific Sdn. Bhd	Malaysia	100%	100%
Equity method investees
SCHMID Avaco Korea, Co. Ltd.	South Korea	50%	50%
SCHMID Energy Systems GmbH (SES)	Germany	48%	49%
(1)	Legal transfer of the remaining minority shares not yet executed as of December 31, 2025.
(2)	SCHMID Shenzhen Ltd. was liquidated in September 2025 and SCHMID Solar (Shenzhen) Ltd. in January 2026

As of December 30, 2024 Gebr. SCHMID GmbH sold part of the shares in SES, resulting in the loss of control over SES. Accordingly, as of December 31, 2024 and December 31, 2025, SES is accounted for using the equity method. For further details on both transactions see note 35. Equity method investments.

SCHMID presents its consolidated financial statements in Euros which is the Company’s presentation currency. All amounts are presented in thousands of Euros (“€ thousand”), unless otherwise stated. Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

The consolidated financial statements of SCHMID were authorized for issuance by the Board on May 12, 2026.

Intra-reporting entity transactions and balances

Intra-SCHMID balances and transactions, and any unrealized income and expenses (except for foreign currency transaction gains or losses) arising from intra-SCHMID transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of SCHMID’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign Currency

The consolidated financial statements are presented in Euro. The Company’s foreign entities identified that the local currency is their functional currency and therefore the financial statements of these entities are translated to Euro using year-end exchange rates for assets and liabilities, and average exchange rates for income and expenses. Adjustments resulting from translating foreign functional currency financial statements into Euro are recorded as a separate component in the consolidated statements of comprehensive income.

Monetary assets and liabilities that are denominated in currencies other than the respective functional currencies are remeasured at the foreign currency rates as of the reporting date. Foreign currency transaction gains and losses from the remeasurement are included in other income and other expenses, as appropriate, in the consolidated statements of profit or loss for the period.

Going Concern

Basis of preparation

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. In assessing going concern, management considered the Group’s liquidity position, forecast cash flows and financing requirements, and potential downside scenarios, for at least twelve months from the date these financial statements are authorized for issue, as well as events and circumstances arising after the reporting date through the authorization date of these financial statements.

Events and conditions

During the year ended December 31, 2025, order intake and sales remained below expectations, resulting in negative operating results and cash flows, particularly in the first half of the year. In addition, during 2025 the Group was unable to generate significant cash inflows through equity or debt financing.

Therefore, as of December 31, 2025, the Group had a significant working capital deficiency, reflecting the impact of continued operating losses and constrained access to financing during the year.

Measures implemented after the reporting date

Subsequent to December 31, 2025, the Group implemented several measures to strengthen liquidity and reduce near-term obligations, including:

i.	a debt-for-equity set-off with XJ Harbour, effective in 2025 based on irrevocable contracts signed in November 2025, with the issuance of 12,540,539 shares being completed on January 16, 2026, eliminating the related payment obligation;
ii.	the execution of an Investment Agreement in January 2026 for the issuance of USD 30.0 million senior convertible notes structured in two tranches of USD 15.0 million each and additional warrants. The first tranche was received on January 21, 2026 and the second tranche was received on March 5, 2026; and
iii.	the signing of a Standby Equity Purchase Agreement (“SEPA”) with an institutional investor on May 12, 2026, which provides the Company with the ability, at its discretion, to raise up to USD 30.0 million of additional equity capital over a 24-month period. See Note 38, Subsequent Events, for more detailed description of this facility.

Management’s plans and assumptions

Management has prepared detailed cash flow forecasts covering at least twelve months from the date of authorization of these consolidated financial statements. These forecasts reflect:

●	the expected conversion of the €51 million order backlog as of December 31, 2025 into revenues,
●	expected order intake during the forecast period,
●	implementation of planned cost reduction measures, including a €4 million annual cost-savings program in Germany; and
●	access to external financing, including the SEPA facility if needed.

Management has assessed that potential temporary liquidity shortfalls would be fully covered through available financing sources, including the proceeds already received from the convertible notes and the ability to access additional liquidity under the SEPA facility. Furthermore, in the unlikely event that financing needs would temporarily exceed its financing sources, management has other options to reduce costs in the short-term including the use of government subsidized short time work programs (“Kurzarbeit”) in Germany.

Conclusion

Based on the assessment described above, including the measures implemented subsequent to the reporting date, the cash flow forecasts, the availability of additional equity financing through the SEPA facility, and the availability of short-term employment reduction programs, management has concluded that the Group has adequate resources to continue in operational existence for the foreseeable future.

Accordingly, management has concluded that no material uncertainties exist that may cast significant doubt on the Group’s ability to continue as a going concern for at least twelve months from the date of authorization of these consolidated financial statements. These consolidated financial statements do not include any adjustments that might result if the Group were unable to continue as a going concern.